RECURRING FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RECURRING FAIR VALUE MEASUREMENTS

Note 6.    Fair Value Measurements

The Company measures fair value based on the prices that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The carrying value of cash, accounts receivables, accounts payable, accrued liabilities, convertible notes approximate fair value because of the short-term nature of those instruments. The following are other financial assets and liabilities that are measured at fair value on a recurring basis.

Convertible Notes at Fair Value

Due to certain embedded features within the convertible notes, the Company elected the fair value option to account for its convertible notes, including any paid-in-kind principal and interest, and the embedded features. During the years ended December 31, 2022 and 2021, and the six months ended June 30, 2023 and 2022, the Company recognized $(4.4) million, $0.8 million, $(6.1) million and $15.9 million respectively, of (expense) income related to the (increase) decrease in the fair value of the convertible notes. During the three months ended June 30, 2023 and 2022, the Company recognized $(1.5) million and $3.7 million of (expense) income in the fair value of the convertible notes. As of December 31, 2022 and 2021, and June 30, 2023, the principal amount outstanding under the convertible notes was $108.0 million, $67.5 million, and $121.9 million respectively, with an estimated fair value of $131.3 million, $86.4 million, and $134.4 million respectively. In April 2023, the contingent warrants were amended to include the merger between AEON, Priveterra Acquisition Corp., and Priveterra Merger Sub, Inc. as a qualifying listing under the warrant agreement, state that the holders of the contingent warrants will exercise the warrants, and that the holders will receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since the convertible note holders are related parties of AEON, the debt extinguishment is accounted for as a capital transaction. As such, during the three and six months ended June 30, 2023 due to the warrant modification, the Company recognized a $17.0 million reduction to the underlying fair value of the convertible notes and recorded a corresponding increase of $17.0 million to additional paid in capital. See Note 4, “Related Party Transaction,” and Note 5, “Daewoong Convertible Notes” for more information on the convertible notes.

The fair value of the convertible notes is determined based on Level 3 inputs using a scenario-based analysis that estimates the fair value of the convertible notes based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders, including various initial public offering, settlement, equity financing, corporate transaction and dissolution scenarios. The significant unobservable input assumptions that can significantly change the fair value include (i) the weighted average cost of capital, (ii) the timing of payments, (iii) the discount for lack of marketability, (iv) the probability of certain corporate scenarios, and (v) the long-term pretax operating margin. During the years ended December 31, 2022 and 2021 and the six months ended June 30, 2023 and 2022 the Company utilized discount rates ranging from 20% to 40% and 15% to 28% and 15% to 40% and 25% to 35%, respectively, reflecting changes in the Company’s risk profile, time-to-maturity probability, and key terms when modified to the convertible notes.

Preferred Stock Warrant Liability

In 2016, in connection with an earlier debt issuance that has been subsequently settled, the Company issued to one of its investors, Longitude Venture Partners II, L.P. (“Longitude”), warrants to purchase 342,011 shares of the Company’s Series B convertible preferred stock at an exercise price of $7.3097 per share. The Company accounts for the warrants as a liability included in Other liabilities in the accompanying consolidated balance sheets, which were initially recorded at their fair value of $0.8 million on the date of issuance and are subject to remeasurement at each subsequent balance sheet date. Any change in fair value of the warrants as a result of the remeasurement is recognized as a component of other (loss) income, net in the accompanying consolidated statements of operations and comprehensive loss.

The fair value of the warrant liability is determined based on Level 3 inputs using the Black-Scholes option-pricing model, which includes expected volatility, risk-free interest rate, expected life and expected dividend yield. The warrant liability was not material as of December 31, 2022, 2021, and June 30, 2023 and there were no material changes in fair value in each of the years ended December 31, 2022, 2021 and the six months ended June 30, 2023 and 2022.

PRIVETERRA ACQUISITION CORP.
RECURRING FAIR VALUE MEASUREMENTS

NOTE 8. RECURRING FAIR VALUE MEASUREMENTS

At June 30, 2023 and December 31, 2022, the Company’s warrant liability was valued at $1,336,725 and $669,759, respectively. Under the guidance in ASC 815-40 the Warrants do not meet the criteria for equity treatment. As such, the Warrants must be recorded on the condensed balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s condensed consolidated statement of operations.

The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. The fair value of the Private Warrant liability classified within Level 3 of the fair value hierarchy.

The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 2 of the fair value hierarchy due to limited trading activity. The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying condensed consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At June 30, 2023, assets held in the Trust Account were comprised of $21,193,395 in cash held by Continental Stock Transfer & Trust. During the three and six months ended June 30, 2023, the Company withdrew $260,493,363 in interest income from the Trust Account for tax obligation purposes and in connection with redemption.

At December 31, 2022, assets held in the Trust Account were comprised of $4,858 in cash and $279,379,571 in U.S. Treasury Bills. The sum of the cash held in trust and the U.S. Treasury bills total the condensed consolidated balance sheet balance of $279,384,429. During the year ended December 31, 2022, the Company withdrew $401,925 in interest income from the Trust Account for tax obligation purposes.

The following table presents information about the Company’s gross holding gains and fair value of held-to-maturity securities at June 30, 2023 and December 31, 2022:

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2022	U.S. Treasury Bill (Matures on 01/05/2023)	1	$279,339,034	$40,537	$279,379,571

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of June 30, 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$508,725
Public Warrants	$828,000	$—	$—

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$250,239
Public Warrants	$—	$419,520	$—

Measurement

The Company established the initial fair value for the Warrants on February 11, 2021, the date of the consummation of the Company’s IPO using a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Warrants were initially classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. In April 2021, the Public Warrants began trading in the open market and were reclassified to Level 1. On June 30, 2023 and December 31, 2022, the fair value was remeasured. At June 30, 2023 and December 31, 2022, the Company used a Monte Carlo simulation and modified Black-Scholes model, respectively, to value the Private Placement Warrants. The Public Warrants were previously classified as Level 3 due to the lack of an observable market price for the warrants and initially valued using the Black-Scholes Option Pricing Model. Public Warrants were transferred to a level 2 due to lack of an active market during the quarter ended September 30, 2022 through March 31, 2023. At June 30, 2023, the Public Warrants transferred from a Level 2 measurement to a Level 1 due to the active market.

The Private Placement Warrants were classified within Level 3 of the fair value hierarchy at the measurement date due to the use of unobservable inputs. The Company’s Private Placement Warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 2 measurement to a Level 1 fair value measurement during the three months ended June 30, 2023 was $828,000.

The key inputs into the valuation models was as follows:

	December 31,	June 30,
Input	2022	2023
Risk-free interest rate	4.75%	5.45%
Expected term (years)	5.71	5.06
Expected volatility	9.8%	40%
Dividend rate	0.0%	0.0%
Exercise price	$11.50	$11.50
Market implied likelihood of IBC	8.9%	11.0%

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s assets and liabilities classified as level 3 for the three and six months ended June 30, 2023 and 2022.

Fair Value at December 31, 2022	$250,239
Change in fair value	56,372
Fair Value at March 31, 2023	306,611
Change in fair value	202,114
Fair Value at June 30, 2023	$508,725

Fair Value at December 31, 2021	$2,692,800
Change in fair value	(1,100,880)
Fair Value at March 31, 2022	1,591,920
Change in fair value	(793,893)
Fair Value at June 30, 2022	$798,027

NOTE 9. RECURRING FAIR VALUE MEASUREMENTS

At December 31, 2022 and 2021, the Company’s warrant liability was valued at $669,759 and $7,384,800, respectively. Under the guidance in ASC 815-40 the Warrants do not meet the criteria for equity treatment. As such, the Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statement of operations.

The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. The fair value of the Private Warrant liability classified within Level 3 of the fair value hierarchy.

The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 2 of the fair value hierarchy. The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2022, assets held in the Trust Account were comprised of $4,858 in cash and $279,379,571 in U.S. Treasury Bills. The sum of the cash held in trust and the U.S. Treasury bills total the consolidated Balance sheet balance of $279,384,429. During the period ended December 31, 2022, the Company withdrew $401,925 in interest income from the Trust Account for tax obligation purposes.

At December 31, 2021, assets held in the Trust Account were comprised of $52 in cash and $276,079,635 in U.S. Treasury Bills. The sum of the cash held in trust and the U.S. Treasury bills total the consolidated Balance sheet balance of $276,079,687 in U.S. Treasury Bills. During the year ended December 31, 2021, the Company did not withdraw interest income from the Trust Account.

The following table presents information about the Company’s gross holding gains and fair value of held-to-maturity securities at December 31, 2022 and 2021:

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2022	U.S. Treasury Bill (Matures on 01/05/2023)	1	$279,339,034	$40,537	$279,379,571

December 31, 2021	U.S. Treasury Bill (Matures on 01/06/2022)	1	$276,079,635	$1,273	$276,080,908

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$250,239
Public Warrants	$—	$419,520	$—

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Liabilities:
Private Placement Warrants	$—	$—	$2,692,800
Public Warrants	$4,692,000	$—	$—

Measurement

The Company established the initial fair value for the Warrants on February 11, 2021, the date of the consummation of the Company’s IPO using a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Warrants were initially classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. In April 2021, the Public Warrants began trading in the open market and were reclassified to Level 1. On December 31, 2022 and 2021, the fair value was remeasured. At December 31, 2022 and 2021, the Company used a Monte Carlo simulation and modified Black-Scholes model, respectively, to value the Private Placement Warrants. The Public Warrants were previously classified as Level 3 due to the lack of an observable market price for the warrants and initially valued using the Black-Scholes Option Pricing Model. Public Warrants were transferred to a level 2 due to the lack of an active market as of September 30, 2022 and continue to be included in level 2 as of December 31, 2022, and the presence of observable inputs in surrounding periods for the same instrument.

The Private Placement Warrants were classified within Level 3 of the fair value hierarchy at the measurement date due to the use of unobservable inputs. The Company’s Private Placement Warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value.

The key inputs into the valuation models was as follows:

	December 31,	December 31,
Input	2021	2022
Risk-free interest rate	1.26%	4.75%
Expected term (years)	5.0	5.71
Expected volatility	10.50%	9.8%
Dividend rate	0.0%	0.0%
Exercise price	$11.50	$11.50
Market implied likelihood of Initial Business Combination	—%	8.9%

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s assets and liabilities classified as level 3 for the years ended December 31, 2022 and 2021.

Fair value at issuance February 11, 2021	$18,028,933
Public Warrants reclassified to level 1	(9,200,000)
Issuance of Private Placement Warrants upon conversion of Working Capital Loans	68,000
Change in fair value	(6,204,133)
Fair Value at December 31, 2021	$2,692,800

Fair Value at December 31, 2021	$2,692,800
Change in fair value	(2,442,561)
Fair Value at December 31, 2022	$250,239